Warner Norcross & Judd LLP
Attorneys at Law
900 Fifth Third Center
111 Lyon Street, N.W.
Grand Rapids, Michigan 49503-2487

Telephone (616) 752-2000
Fax (616) 752-2500

September 29, 2004

EDGAR TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Sturgis Bancorp, Inc. Commission File No. 000-49613 Preliminary Proxy Statement on Schedule 14A

Dear Sir or Madam:

        Transmitted with this letter for filing is a copy of the Preliminary Proxy Statement on Schedule 14A on behalf of Sturgis Bancorp, Inc. ("Sturgis").

        This filing is transmitted electronically through the EDGAR System and is subject to Regulation S-T. Pursuant to Rule 309, only one copy of this electronically formatted document is transmitted. This firm has on file a manually signed counterpart of each signed document that appears in electronic format in the filing. We hereby undertake, on behalf of Sturgis, to retain such signed documents for a period of five years and to furnish any such signed document to the Commission or its staff upon request.

        Sturgis has transferred the sum of $74.61 to the Securities and Exchange Commission lockbox depository at Mellon Bank in Pittsburgh, Pennsylvania, in payment of the registration fee.

        If the Commission has any comments or will require any further information, please call me at (616) 752-2714.

Very truly yours, /s/ Mark E. Spitzley Mark E. Spitzley